Subsequent Events (Details)	12 Months Ended
Dec. 31, 2016 shares
Subsequent Events [Abstract]
Consulting, management and support services to support the Alpine Acquisition.	4,000,000
Legal services from Lance Mays	4,500,000
Debt conversion resulting reduction of convertible debt liability	10,500,000
Issued for the purpose of securing additional acquisitions as detailed	23,401,250
Total Shares	42,401,250